Derivative Instruments And Hedging Activities (Effects Of Derivative Instruments In Fair Value Hedging Relationships) (Details) - Interest, net - Fair Value Hedging - USD ($) $ in Millions	12 Months Ended
	May. 31, 2015	May. 25, 2014	May. 26, 2013
Interest rate
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Recognized in Earnings on Derivatives	$ 2.0	$ (0.3)	$ (1.3)
Debt
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Recognized in Earnings on Related Hedged Item	$ (2.0)	$ 0.3	$ 1.3